Stock-Based Compensation Plans and Arrangements - Black-Scholes Model Assumptions for Calculating Stock Option and ESPP Fair Values (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.65%	0.60%	1.57%
Expected volatility	31.00%	44.00%	54.00%
Expected dividend rate	3.35%	3.13%	2.58%
Expected life of the option	2 years 9 months 18 days	2 years 9 months 18 days	4 years 1 month 6 days
Weighted average fair value of options granted	$ 3.11	$ 4.12	$ 5.18
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.15%	0.13%	0.27%
Expected volatility	29.00%	29.00%	42.00%
Expected dividend rate	3.51%	3.27%	1.87%
Expected life of the option	1 year	1 year	1 year
Weighted average fair value of options granted	$ 2.95	$ 3.01	$ 3.63